Income Taxes - Summary of Recognized Deferred Income Taxes in Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Deferred income tax assets	$ 332	$ 393
Deferred income tax liabilities	(21)	(32)
Net deferred tax assets	$ 311	$ 361